Trade accounts receivable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected credit losses	[1]	R$ (112,091)	R$ (131,634)
Total		3,231,934	7,166,960
Current assets		3,231,934	7,153,565
Non-current assets			13,395
Trade accounts receivable, Total		3,231,934	7,166,960
Domestic market member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		1,547,466	2,863,941
Foreign market member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		1,796,559	4,434,653
Third parties member | Domestic market member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		1,533,675	2,851,701
Third parties member | Foreign market member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		1,796,559	4,434,653
Related party member | Domestic market member
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		R$ 13,791	R$ 12,240

[1]	According to the Management, the Company's Expected Credit Losses ("PCE") are considered sufficient to cover any losses on accounts receivable. To estimate this loss, the Company considers the following criteria: (i) receivables past due and falling due within 90 days, weighted by each client's operational risk; (ii) receivables in renegotiation process; (ii) receivables past due 90 to 180 days; (iv) receivables past due over 180 days; (v) receivables in collection by the courts; and (vi) receivables from clients classified with high operational risk. The table below shows PCE by maturity: